Business Transactions - Suyai Option Agreement (Details) - Suyai Option Agreement - USD ($) $ in Millions		56 Months Ended	60 Months Ended
	Apr. 28, 2020	Dec. 31, 2024	Dec. 31, 2029
Disclosure of detailed information about business combination [line items]
Option Agreement, Option to Acquire Ownership Interest, Maximum	40.00%
Option Agreement, Consideration, Earn in Payments	$ 31.6
Non-current financial liabilities at fair value through profit or loss	$ (2.0)
Forecast
Disclosure of detailed information about business combination [line items]
Option Agreement, Option to Acquire Ownership Percentage		35.00%	5.00%